Additional Info Related to Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 15,176	$ 14,391	$ 6,629
Interest Income Recognized	419	376	165
Interest Income Recognized on Cash Basis	164	29	10
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	6,113	5,739	2,979
Interest Income Recognized	151	64	5
Interest Income Recognized on Cash Basis	126	29	5
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	8,048	8,035	3,169
Interest Income Recognized	260	312	155
Interest Income Recognized on Cash Basis	32	0	0
Real estate: Construction [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			316
Interest Income Recognized			0
Interest Income Recognized on Cash Basis			0
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	602	421	165
Interest Income Recognized	4	0	5
Interest Income Recognized on Cash Basis	2	0	5
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	413	196
Interest Income Recognized	4	0
Interest Income Recognized on Cash Basis	$ 4	$ 0